Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 117,583	$ 62,575
Trade receivables, net of allowance for doubtful accounts of $2,622 and $3,380, as of December 31, 2013 and September 30, 2014, respectively	542,396	469,921
Due from related companies	22,446	14,654
Derivative asset	2,534	0
Inventories	187,965	303,297
Prepayments and other current assets	59,866	38,707
Deferred tax asset	820	1,044
Restricted cash	2,357	6,532
Total current assets	935,967	896,730
FIXED ASSETS:
Advances for vessels under construction and acquisitions	2,155	1,585
Advances for other fixed assets under construction	196,494	159,062
Vessels, cost	474,992	517,225
Vessels, accumulated depreciation	(88,997)	(95,696)
Other fixed assets,net	28,832	22,909
Total fixed assets	613,476	605,085
OTHER NON-CURRENT ASSETS:
Deferred charges, net	28,635	27,478
Intangible assets	15,884	18,830
Goodwill	66,031	66,031
Deferred tax asset	1,470	1,852
Other non-current assets	303	179
Total assets	1,661,766	1,616,185
CURRENT LIABILITIES:
Short-term borrowings	461,803	331,590
Current portion of long-term debt	38,465	34,983
Trade payables to third parties	164,965	231,235
Trade payables to related companies	17,184	10,508
Other payables to related companies	1,050	1,902
Derivative liability	0	839
Accrued and other current liabilities	25,895	41,220
Total current liabilities	709,362	652,277
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion	392,670	416,744
Deferred tax liability	290	2,017
Derivative liability	584	470
Other non-current liabilities	918	931
Total non-current liabilities	394,462	420,162
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 25,000,000 shares authorized, none issued	0	0
Common stock, $0.01 par value; 100,000,000 shares authorized at December 31, 2013 and September 30, 2014; 49,243,659 and 50,219,326 shares issued and 47,272,020 and 48,247,687 shares outstanding at December 31, 2013 and September 30, 2014, respectively	502	492
Treasury stock $0.01 par value; 1,967,639 shares, repurchased at December 31, 2013 and September 30, 2014	(29,327)	(29,327)
Additional paid-in capital	368,644	363,160
Retained earnings	217,766	209,130
Total AMPNI stockholders' equity	557,585	543,455
Non-controlling interest	357	291
Total equity	557,942	543,746
Total liabilities and equity	$ 1,661,766	$ 1,616,185